Share-Based Payments - Summary of movements in the Number of Founder DRs Outstanding (Parenthetical) (Details)	6 Months Ended
Jun. 30, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exchange ratio	2.13